                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:


   Name:         Boyar Asset Management Inc.
                 -------------------------------
   Address:      35 East 21st Street
                 -------------------------------
                 New York, NY 10010
                 -------------------------------

Form 13F File Number: 28-10330
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
         -------------------------------
Title:   President
         -------------------------------
Phone:   212-995-8300
         -------------------------------

Signature, Place, and Date of Signing:

      /s/  Mark A. Boyar          New York, New York      April 8, 2005
   -------------------------      ------------------      -------------
         [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0
                                         -----------------------

Form 13F Information Table Entry Total:  83
                                         -----------------------

Form 13F Information Table Value Total:  $359,944 (in thousands)
                                         -----------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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                           BOYAR ASSET MANAGEMENT INC.
                 Form 13F Table for Quarter Ended March 31, 2005


Column 1               Column 2      Column 3       Column 4        Column 5             Column 6    Column 7         Column 8
                       Title or        CUSIP         Value      Shares or   Sh/   Put/  Investment    Other       Voting Authority
Name of Issuer           Class        Number        (X$1000)   Prin Amount  Prn   Call  Discretion   Managers    Sole  Shared  None
ALLTEL CORP COM         Common        20039103        9,098      165,865    SH             Sole                 165,865
AMERICAN EXPRESS CO     Common        25816109        1,348       26,239    SH             Sole                  26,239
AMERICAN INTL GROUP I   Common        26874107        1,691       30,513    SH             Sole                  30,513
ARBITRON INC COM        Common       03875Q108        4,976      116,000    SH             Sole                 116,000
AUTOMATIC DATA PROCES   Common        53015103        5,070      112,800    SH             Sole                 112,800
AVIALL INC NEW COM      Common       05366B102        4,806      171,650    SH             Sole                 171,650
BANK NEW YORK INC COM   Common        64057102        8,114      279,300    SH             Sole                 279,300
BANK OF AMER CORP COM   Common        60505104        1,482       33,600    SH             Sole                  33,600
BP AMOCO P L C ADR SP   Common        55622104        1,248       20,000    SH             Sole                  20,000
BRISTOL MYERS SQUIBB    Common       110122108        6,649      261,150    SH             Sole                 261,150
CABLEVISION SYS CORP    Common       12686C109       11,869      423,136    SH             Sole                 423,136
CARNIVAL PAIRED CERTI   Common       143658300        7,248      139,900    SH             Sole                 139,900
CENDANT CORP COM        Common       151313103        7,674      373,600    SH             Sole                 373,600
CEVA INC                Common       157210105          219       29,547    SH             Sole                  29,547
CINERGY CORP COM        Common       172474108          810       20,000    SH             Sole                  20,000
CINTAS CORP COM         Common       172908105          826       20,000    SH             Sole                  20,000
CITIGROUP INC.          Common       172967101       14,323      318,719    SH             Sole                 318,719
COCA COLA CO            Common       191216100        3,548       85,147    SH             Sole                  85,147
COMCAST CORP CL A SPL   Common       20030N200       14,653      438,200    SH             Sole                 438,200
CROSS A T CO CL A       Common       227478104          281       47,600    SH             Sole                  47,600
CSX CORP COM            Common       126408103          833       20,000    SH             Sole                  20,000
CVS CORP COM            Common       126650100        5,657      107,500    SH             Sole                 107,500
DIEBOLD INC COM         Common       253651103        7,224      131,700    SH             Sole                 131,700
DISNEY WALT PRODTNS     Common       254687106       13,722      477,623    SH             Sole                 477,623
DONNELLEY R R & SONS    Common       257867101          949       30,000    SH             Sole                  30,000
DOW JONES & CO INC CO   Common       260561105        6,592      176,400    SH             Sole                 176,400
DSP GROUP INC COM       Common       23332B106        2,649      102,850    SH             Sole                 102,850
EMERSON ELEC CO COM     Common       291011104        1,299       20,000    SH             Sole                  20,000
ETHAN ALLEN INTERIORS   Common       297602104        1,562       48,800    SH             Sole                  48,800
FIRST DATA CORP COM     Common       319963104          786       20,000    SH             Sole                  20,000
FIRST FINL BANCORP CO   Common       320209109          913       50,000    SH             Sole                  50,000
GENERAL ELEC CO COM     Common       369604103       10,671      295,920    SH             Sole                 295,920
HANOVER DIRECT INC      Common       410783302           30       35,757    SH             Sole                  35,757
HEINZ H J CO COM        Common       423074103        6,602      179,200    SH             Sole                 179,200
HILTON HOTEL CORP       Common       432848109       10,288      460,300    SH             Sole                 460,300
HOME DEPOT INC COM      Common       437076102        1,156       30,225    SH             Sole                  30,225
HUDSON UTD BANCORP CO   Common       444165104        4,887      138,652    SH             Sole                 138,652
IHOP CORP NEW COM       Common       449623107        6,544      137,250    SH             Sole                 137,250
IMS HEALTH INC COM      Common       449934108          885       36,300    SH             Sole                  36,300
INTERNATIONAL BUSINES   Common       459200101          218        2,383    SH             Sole                   2,383
J.P. MORGAN CHASE & C   Common       46625H100       14,654      423,526    SH             Sole                 423,526
JOHNSON CTLS INC COM    Common       478366107          228        4,090    SH             Sole                   4,090
JOHNSON & JOHNSON COM   Common       478160104        1,343       20,000    SH             Sole                  20,000
KINDER MORGAN EGY PTN   Common       494550106        1,049       23,300    SH             Sole                  23,300
LEHMAN BROS HLDGS INC   Common       524908100        6,075       64,516    SH             Sole                  64,516
LIBERTY MEDIA CORP NE   Common       530718105          112       10,847    SH             Sole                  10,847
LILLY ELI & CO COM      Common       532457108          521       10,000    SH             Sole                  10,000
LIMITED INC             Common       532716107        9,052      372,500    SH             Sole                 372,500
LOEWS CORP COM          Common       540424108        2,489       33,850    SH             Sole                  33,850
MANOR CARE INC NEW CO   Common       564055101        1,091       30,000    SH             Sole                  30,000
MBNA CORP COM           Common       55262L100          982       40,000    SH             Sole                  40,000
MCDONALDS CORP COM      Common       580135101        5,804      186,400    SH             Sole                 186,400
MELLON FINL CORP        Common       58551A108        2,805       98,300    SH             Sole                  98,300
MEREDITH CORP           Common       589433101        4,818      103,050    SH             Sole                 103,050
MERRILL LYNCH & CO. I   Common       590188108       12,373      218,600    SH             Sole                 218,600
MGIC INVT CORP WIS CO   Common       552848103        1,233       20,000    SH             Sole                  20,000
MGM GRAND INC COM       Common       552953101        6,076       85,800    SH             Sole                  85,800
MIDAS GROUP INC COM     Common       595626102        4,623      202,509    SH             Sole                 202,509
NBTY INC COM            Common       628782104        1,485       59,200    SH             Sole                  59,200
NEIMAN MARCUS A         Common       640204202          860        9,400    SH             Sole                   9,400
ORIENT-EXPRESS HOTELS   Common       G67743107        3,824      146,500    SH             Sole                 146,500
PEPSIAMERICAS           Common       71343P200        8,522      376,075    SH             Sole                 376,075
PFIZER INC              Common       717081103       10,820      411,864    SH             Sole                 411,864
PHH CORP COM NEW        Common       693320202          245       11,205    SH             Sole                  11,205
PLAYBOY ENTERPRISES I   Common       728117300        5,830      451,900    SH             Sole                 451,900
PPG INDS INC COM        Common       693506107        1,430       20,000    SH             Sole                  20,000
PROVIDIAN FINL CORP C   Common       74406A102        1,989      115,900    SH             Sole                 115,900
SAKS INC COM            Common       79377W108        8,747      484,600    SH             Sole                 484,600
SCHERING PLOUGH CORP    Common       806605101        1,289       71,000    SH             Sole                  71,000
SCHOLASTIC CORP COM     Common       807066105        7,404      200,715    SH             Sole                 200,715
SHERWIN WILLIAMS CO C   Common       824348106        1,320       30,000    SH             Sole                  30,000
ST PAUL TRAVELERS INC   Common       792860108       11,605      315,943    SH             Sole                 315,943
TIFFANY & CO NEW COM    Common       886547108          293        8,500    SH             Sole                   8,500
TIME WARNER INC         Common       887317105       14,655      835,035    SH             Sole                 835,035
TOYS 'R' US INC         Common       892335100        1,553       60,270    SH             Sole                  60,270
TUPPERWARE CORP COM     Common       899896104        2,060      101,200    SH             Sole                 101,200
UNAPIX ENTMT INC COM    Common       904270105            0       21,000    SH             Sole                  21,000
UNITED CAP CORP COM     Common       909912107          205        8,400    SH             Sole                   8,400
UNITED PARCEL SVC INC   Common       911312106          211        2,900    SH             Sole                   2,900
VIACOM INC COM NON VT   Common       925524308        8,673      249,006    SH             Sole                 249,006
WALGREEN CO COM         Common       931422109        1,333       30,000    SH             Sole                  30,000
WINN DIXIE STORES INC   Common       974280109           19       20,800    SH             Sole                  20,800
WYETH                   Common       983024100          844       20,000    SH             Sole                  20,000

TOTAL                                               359,944
